Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	InsPro Technologies Corp
Entity Central Index Key	0001309442
Trading Symbol	itcc
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false